Goodwill and Other Intangible Assets (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated future annual amortization expense related to intangible assets:
2013	$ 284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
Intangible assets, net	$ 2,347